UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                    -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
       ------------------------------------------------------------------

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2006

ITEM 1 -- SCHEDULE OF INVESTMENTS.

MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
The Boston Company International Core Equity Portfolio
December 31, 2006 (Unaudited)

SECURITY                                                      SHARES                 VALUE ($)
-------------------------------                             ---------               -------------
UNAFFILIATED INVESTMENTS--98.1%
Equities--96.9%
Australia--3.7%
BHP Billiton Ltd.                                             887,700                  17,724,493
BlueScope Steel Ltd.                                        1,678,600                  11,419,355
Commonwealth Bank of Australia                                360,500                  14,077,387
Orica Ltd.                                                    416,900                   7,995,125
Pacific Brands Ltd.                                         4,049,900                   8,342,033
QBE Insurance Group Ltd.                                    1,172,600                  26,698,249
Telstra Corp. Ltd.                                          4,671,300                  15,262,482
                                                                                    -------------
                                                                                      101,519,124
                                                                                    -------------
Austria--0.7%
Boehler-Uddeholm                                              282,000                  19,758,457
                                                                                    -------------
Belgium--2.7%
Delhaize Group                                                 97,600                   8,132,659
InBev NV                                                      559,800                  36,888,486
KBC Groupe                                                    242,700                  29,750,542
                                                                                    -------------
                                                                                       74,771,687
                                                                                    -------------
Denmark--0.9%
Carlsberg AS                                                  176,500                  17,527,216
Danske Bank AS                                                176,600                   7,846,388
                                                                                    -------------
                                                                                       25,373,604
                                                                                    -------------
Finland--2.6%
Fortum Oyj                                                    525,600                  14,952,490
KCI Konecranes Oyj                                            390,100                  11,478,634
Kesko Oyj                                                     326,000                  17,214,883
Metso Corp.                                                   305,200                  15,399,684
Rautaruukki Oyj                                               343,400                  13,661,456
                                                                                    -------------
                                                                                       72,707,147
                                                                                    -------------
France--9.8%
BNP Paribas                                                   372,100                  40,579,989
Bouygues SA                                                   176,600                  11,331,943
Cap Gemini SA                                                 231,700                  14,537,374
Compagnie Generale de Geophysique SA (a)                       44,800                   9,706,453
Sanofi-Synthelabo SA                                          202,300                  18,672,093
Silicon-On-Insulator Technologies (SOITEC) (a)                229,400                   8,157,584
Societe Generale                                              316,600                  53,723,126
Suez SA                                                       273,900                  14,178,155
Total SA (b)                                                  422,920                  30,497,047
Vallourec SA (b)                                               36,380                  10,575,151
Vinci SA                                                      173,400                  22,147,966
Vivendi SA                                                    890,500                  34,792,187
                                                                                    -------------
                                                                                      268,899,068
                                                                                    -------------
Germany--5.5%
Bayerische Motoren Werke AG                                   229,100                  13,152,962
Deutsche Bank AG                                              130,500                  17,450,216
E On AG                                                       209,000                  28,357,995
Heidelberger Druckmaschinen                                   179,700                   8,507,656
Henkel KGaA (b)                                                90,540                  13,318,240
Man AG                                                        172,600                  15,591,471
Merck KGaA                                                     89,960                   9,322,872
MTU Aero Engines Holding AG                                   203,500                   9,521,657
Porsche AG                                                     10,278                  13,074,409
Thyssenkrupp AG                                               483,900                  22,788,281
                                                                                    -------------
                                                                                      151,085,759
                                                                                    -------------
Greece--1.1%
Alpha Bank AE                                                 421,900                  12,748,362
Coca-Cola Hellenic Bottling Co. S.A                           464,600                  18,145,975
                                                                                    -------------
                                                                                       30,894,337
                                                                                    -------------
Hong Kong--1.9%
Bank of East Asia Ltd.                                      2,035,100                  11,526,049
China Mobile Ltd.                                           3,305,600                  28,560,670
Foxconn International Holdings, Ltd. (a)                    2,294,000                   7,506,371
The Wharf(Holdings) Ltd.                                    1,527,400                   5,645,981
                                                                                    -------------
                                                                                       53,239,071
                                                                                    -------------
Ireland--2.5%
Allied Irish Banks PLC (AIB)                                  543,600                  16,138,805
C & C Group PLC                                             1,264,300                  22,437,880
CRH PLC                                                       513,100                  21,353,698
IAWS Group PLC                                                341,000                   8,729,020
                                                                                    -------------
                                                                                       68,659,403
                                                                                    -------------
Italy--2.3%
Banca Popolare di Milano Scarl (BPM)                          474,600                   8,234,986
Eni Spa                                                       867,500                  29,166,096
Intesa Sanpaolo Spa                                         3,204,033                  24,732,171
                                                                                    -------------
                                                                                       62,133,253
                                                                                    -------------
Japan--21.0%
Canon, Inc.                                                   700,450                  39,427,161
Daiichi Sankyo Co., Ltd.                                      311,300                   9,728,942
Dainippon Sumitomo Pharma Co., Ltd.                           551,000                   6,406,654
Diamond Lease Co., Ltd.                                       200,700                   9,678,384
Fujitsu Ltd.                                                1,738,800                  13,643,949
Honda Motor Co., Ltd.                                       1,097,800                  43,347,559
Komatsu Ltd.                                                1,590,400                  32,267,630
Kubota Corp.                                                1,243,000                  11,507,906
Makita Corp.                                                  308,000                   9,444,678
Matsushita Electric Industrial Co. Ltd.                       660,200                  13,172,940
Mitsubishi Corp.                                              579,000                  10,896,077
Mitsubishi Electric Corp.                                   1,918,000                  17,499,353
Mitsubishi Gas Chemical Co., Inc.                           1,417,200                  14,823,271
Mitsui & Co., Ltd.                                          1,224,000                  18,303,957
Mitsui Osk Kines, Ltd.                                      1,166,000                  11,500,328
Mizuho Financial Group, Inc.                                    2,463                  17,588,423
Nichirei Corp.                                              1,392,000                   7,800,252
Nikon Corp.                                                   743,000                  16,291,943
Nippon Suisan Kaisha Ltd.                                   1,419,500                   8,335,970
NTT Corp.                                                       4,264                  20,992,220
Orix Corp.                                                    109,380                  31,657,070
Pacific Management Corp.                                        4,231                   9,277,417
Sankyo Co., Ltd.                                              196,000                  10,851,382
Sumco Corp.                                                   235,100                  19,869,831
Sumitomo Metal Industries, Ltd.                             4,687,000                  20,357,717
Sumitomo Trust & Banking Co., Ltd.                          3,187,000                  33,414,904
Takeda Chemical Industries                                    281,900                  19,349,097
TDK Corp                                                       85,500                   6,795,178
Tokyo Electric Power Co.                                      547,100                  17,695,833
Tokyo Electron Ltd.                                           200,300                  15,784,374
Toshiba Corp.                                               1,265,000                   8,236,369
Toyota Motor Corp.                                            709,200                  47,426,968
                                                                                    -------------
                                                                                      573,373,737
                                                                                    -------------
Netherlands--3.6%
ASM Lithography Holding NV (a)                                502,700                  12,496,810
DSM NV                                                        550,300                  27,178,703
Fugro NV                                                      175,800                   8,397,245
Ing Groep NV CVA                                            1,136,100                  50,354,230
                                                                                    -------------
                                                                                       98,426,988
                                                                                    -------------
Norway--1.5%
DNB NOR ASA                                                 1,093,100                  15,521,508
Orkla ASA                                                     309,600                  17,535,026
Telenor ASA                                                   433,400                   8,153,283
                                                                                    -------------
                                                                                       41,209,817
                                                                                    -------------
Singapore--0.5%
DBS Group Holdings, Ltd.                                      971,000                  14,314,808
                                                                                    -------------

Spain--3.7%
ACS Actividades                                               503,200                  28,358,261
Banco Santander Central                                     1,171,900                  21,864,994
Corporacion Mapfre SA                                       1,591,400                   7,181,495
Repsol YPF SA                                                 396,000                  13,690,076
Telefonica SA                                               1,478,600                  31,450,325
                                                                                    -------------
                                                                                      102,545,151
                                                                                    -------------
Sweden--3.2%
Ericsson LM                                                 2,345,200                   9,465,009
Nordea Bank AB                                              1,200,600                  18,488,294
Skandinaviska Enskilda                                        975,000                  30,953,510
Svenska Cellulosa AB (SCA), Class B                           227,700                  11,881,879
Volvo                                                         252,700                  17,391,337
                                                                                    -------------
                                                                                       88,180,029
                                                                                    -------------
Switzerland--6.8%
Baloise Holdings                                              143,840                  14,376,918
Credit Suisse Group                                           515,600                  36,069,998
Roche Holding AG                                              198,000                  35,502,216
Sulzer AG                                                      18,460                  21,011,013
Swiss Re                                                      325,100                  27,638,569
The Swatch Group AG                                            79,700                  17,609,737
Zurich Financial Services AG                                  131,200                  35,313,967
                                                                                    -------------
                                                                                      187,522,418
                                                                                    -------------
United Kingdom--22.9%
AstraZeneca PLC                                               381,700                  20,503,605
Aviva PLC                                                   1,737,000                  27,950,887
Barclays PLC                                                1,793,190                  25,625,546
Barratt Developments PLC                                      965,000                  23,330,187
BP PLC                                                      2,904,700                  32,269,416
British Airways PLC (a)                                     2,842,000                  29,347,458
BT Group PLC                                                2,910,500                  17,178,248
Dairy Crest Group PLC                                         667,100                   8,867,163
De La Rue PLC                                                 675,000                   8,516,294
Enterprise Inns PLC                                           817,500                  21,652,573
GlaxoSmithKline PLC                                         1,349,400                  35,502,908
Greene King PLC                                               547,200                  12,179,529
HBOS PLC                                                    1,988,200                  44,058,576
HSBC Holdings PLC                                             918,500                  16,739,898
International Power PLC                                     5,220,900                  39,016,506
Marks & Spencer Group PLC                                   1,677,900                  23,550,991
National Grid PLC                                           1,905,100                  27,485,853
Next PLC                                                      318,600                  11,226,444
Royal Bank of Scotland Group PLC                              818,685                  31,940,969
Royal Dutch Shell PLC                                         206,600                   7,219,257
Royal Dutch Shell PLC                                       1,226,900                  42,991,852
Sainsbury (J) PLC                                           1,863,900                  14,932,594
Scottish Power PLC                                          1,165,900                  17,072,096
Tesco PLC                                                   1,181,400                   9,354,906
Tullow Oil PLC                                              1,499,400                  11,682,197
Vodafone Group PLC                                         10,880,937                  30,140,239
Xstrata PLC                                                   731,800                  36,530,576
                                                                                    -------------
                                                                                      626,866,768
                                                                                    -------------
Total Equities
(cost $2,242,622,183)                                                               2,661,480,626
                                                                                    -------------

PREFERRED STOCKS--1.1%                                        SHARES                    VALUE ($)
                                                              ------                   ----------
Germany
Fresenius AG
(cost $22,781,436)                                            137,380                  29,513,042
                                                                                       ----------

SHORT-TERM INVESTMENTS --0.1%               RATE      MATURITY      PAR VALUE   VALUE ($)
                                                                    ---------   ---------
U.S. Government--0.1%
U.S. Treasury Bill (c)(d) (cost $2,930,338) 4.81%     3/15/2007     2,960,000   2,931,774

INVESTMENT OF CASH COLLATERALS --0.0%
                                                                                    Shares          VALUE ($)
                                                                                  ----------      -------------
BlackRock Cash Strategies LLC (e) (cost $10,760)                     5.32%            10,760            10,760
                                                                                                  -------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $2,268,344,717)                                              2,693,936,202
                                                                                                  -------------
AFFILIATED INVESTMENTS--1.0%
Dreyfus Institutional Preferred Plus Money Market Fund
 (e)(f) (cost $26,554,339)                                           5.35%        26,554,339         26,554,339
                                                                                                  -------------

                                                                                                  -------------
TOTAL INVESTMENTS -- 99.1% (cost $2,294,899,056)                                                  2,720,490,541
                                                                                                  -------------
Other Assets, less Liabilities -- 0.9%                                                               25,878,120
                                                                                                  -------------
NET ASSETS -- 100.0%                                                                              2,746,368,661
                                                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS:

a     Non-income producing security

b     Security, or a portion of thereof, was on loan at December 31, 2006.

c Denotes all or part of security segregated as collateral for futures transactions.

d     Rate noted is yield to maturity.

e     Stated rate is the seven day yield for the fund at December 31, 2006.

f     Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,294,899,056. Net unrealized appreciation aggregated $425,591,485 of which $442,740,063 related to appreciated investment securities and $17,148,578 related to depreciated investment securities.

 At December 31, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                       LOCAL                        VALUE AT          USD
                      PRINCIPAL  CONTRACT VALUE   SEPTEMBER 30,    AMOUNT TO    UNREALIZED
CONTRACTS TO RECEIVE   AMOUNT         DATE            2006          DELIVER        GAIN
--------------------  ---------  --------------   -------------    ----------   ----------
Euro                  8,000,000    12/29/2006     $  10,556,000    10,501,600   $   54,400
                                                                                ==========

    At December 31, 2006 the Portfolio held the following futures contracts:

                                                                UNDERLYING FACE     UNREALIZED
CONTRACT                       POSITION      EXPIRATION DATE    AMOUNT AT VALUE     GAIN/(LOSS)
-----------------------------  --------      ---------------    ---------------     -----------
MSCI Pan-Euro (716 Contracts)    Long           3/20/2007       $    22,905,122     $   (15,937)
Topix Futures (54 Contracts)     Long           3/30/2007             7,615,055          50,175
                                                                                    -----------
                                                                                    $    34,238
                                                                                    ===========

MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
The Boston Company International Small Cap Portfolio
December 31, 2006 (Unaudited)

SECURITY                                                SHARES         VALUE ($)
--------------------------------                       ---------     -------------
UNAFFILIATED INVESTMENTS - 98.0%
EQUITIES--95.6%
AUSTRALIA--3.5%
Allco Finance                                            944,000           381,129
Babcock & Brown Ltd.                                     259,600         5,080,933
Healthscope Ltd.                                       1,196,700         5,090,508
Oil Search Ltd.                                        1,523,900         4,028,917
Oxiana Ltd.                                            4,535,300        11,346,250
Pacific Brands Ltd.                                    1,971,800         4,061,537
Record Investments Ltd.                                  900,900         9,143,335
United Group Ltd.                                        302,600         3,331,426
                                                                     -------------
                                                                        42,464,035
                                                                     -------------
AUSTRIA--1.2%
Andritz AG                                                19,200         4,162,442
Boehler-Uddeholm                                         146,940        10,295,417
                                                                     -------------
                                                                        14,457,859
                                                                     -------------
BELGIUM--1.8%
Colruyt SA                                                20,800         4,440,698
Mobistar SA (a)                                           74,900         6,389,395
NV Union Miniere SA                                       41,460         7,057,135
Omega Pharma S.A                                          50,200         3,785,553
                                                                     -------------
                                                                        21,672,781
                                                                     -------------
CANADA--5.3%
Astral Media, Inc.                                       143,700         4,920,625
Axcan Pharma, Inc.(a)                                    228,100         3,243,202
Gateway Casinos Income Fund                              200,000         2,932,853
Gildan Activewear, Inc. (a)                               77,400         3,616,779
Inmet Mining Corp.                                       350,800        18,774,915
IPSCO, Inc.                                               37,300         3,505,132
Kingsway Financial Services                              198,900         4,146,522
MEGA Brands, Inc. (a)                                    159,000         3,565,603
Methanex Corp.                                           166,900         4,565,741
Metro, Inc.                                              140,000         4,555,012
Northbridge Financial                                    104,500         2,752,075
Trican Well Service Ltd.                                 202,500         3,528,685
WestJet Airlines Ltd. (a)                                330,300         4,228,950
                                                                     -------------
                                                                        64,336,094
                                                                     -------------
DENMARK--0.4%
East Asiatic Company Ltd.                                 89,800         5,023,065
                                                                     -------------

FINLAND--3.3%
Cargotec Corp.                                            73,000         4,055,219
KCI Konecranes Oyj                                       198,900         5,852,603
Kesko Oyj                                                 86,400         4,562,472
Nokian Renkaat                                           162,100         3,319,588
Orion Oyj Class B (a)                                    162,200         3,520,677
Outokumpu Oyj                                            118,500         4,637,660
Rautaruukki Oyj                                          256,200        10,192,385
Wartsila OYJ-B                                            74,600         4,017,120
                                                                     -------------
                                                                        40,157,724
                                                                     -------------
FRANCE--9.1%
Air France-KLM                                           130,400         5,487,083
Alten(a)                                                 128,820         4,803,578
Bacou Dalloz                                              30,600         4,094,197
Ciments Francais                                          28,250         5,423,640
CNP Assurances                                            43,140         4,815,705
Compagnie Generale de Geophysique SA (a)(b)               36,000         7,799,828
Compagnie Generale des Etablissements Michelin            58,600         5,605,896
Euler Hermes SA                                           69,860        10,102,958
Eutelsat Communications                                  184,400         3,523,213
Icade (a)                                                 55,400         3,497,849
Iliad SA                                                  44,900         3,898,357
Natixis                                                  310,200         8,710,093
Nexans SA                                                 67,430         8,630,467
Nexity                                                    62,700         4,542,022
Pierre & Vacances                                         32,600         4,000,460
Pinguely-Haulotte                                        165,400         4,408,555
Silicon-On-Insulator Technologies (SOITEC) (a)           135,500         4,818,451
Sodexho Alliance SA                                       58,000         3,637,518
Vallourec SA                                              38,350        11,147,802
                                                                     -------------
                                                                       108,947,672
                                                                     -------------
GERMANY--6.3%
Aareal Bank AG (a)                                        89,600         4,169,873
Continental AG                                            30,740         3,573,462
Deutsche Boerse AG                                        53,870         9,910,178
Deutsche Postbank AG                                      71,590         6,042,798
Hannover Rueckversicheru (a)                              80,800         3,740,075
Hypo Real Estate Holding                                  76,290         4,805,731
Lanxess (a)                                              116,900         6,552,521
Leoni AG                                                 108,390         4,422,197
Man AG                                                    72,500         6,549,140
MPC Capital AG                                            44,600         3,931,748
MTU Aero Engines Holding AG                              112,600         5,268,494
Software AG                                               75,860         5,979,811
Stada Arzneimittel AG                                    114,260         6,550,786
Wincor Nixdorf AG                                         26,720         4,155,395
                                                                     -------------
                                                                        75,652,209
                                                                     -------------
HONG KONG--2.3%
China Overseas Land & Investment Ltd.                 11,452,000        15,372,010
Hengan International Group Co., Ltd.                   3,229,400         8,005,301
Wing Hang Bank Ltd.                                      374,900         4,410,475
                                                                     -------------
                                                                        27,787,786
                                                                     -------------
IRELAND--2.2%
C & C Group PLC                                          560,100         9,940,249
FBD Holdings PLC                                          70,000         3,814,675
Grafton Group PLC (a)                                    296,570         4,954,163
IAWS Group PLC                                           283,000         7,244,319
                                                                     -------------
                                                                        25,953,406
                                                                     -------------
ITALY--4.9%
ASM Brescia Spa                                          987,900         5,406,407
Azimut Holding Spa                                       271,900         3,637,949
Banca Popolare di Milano Scarl (BPM)                     536,600         9,310,775
Banco Popolare di Verona e Novara                        206,960         5,939,571
Cassa di Risp                                          1,048,700         3,528,587
Credito Emiliano Spa                                     388,900         5,501,006
Fondiaria-Sai Spa                                        120,440         5,759,282
Mediolanum Spa                                           443,800         3,616,044
Milano Assicurazioni Spa                                 696,750         5,677,058
Recordati Spa                                            597,440         4,584,093
Terna Spa                                              1,670,400         5,659,008
                                                                     -------------
                                                                        58,619,780
                                                                     -------------
JAPAN--16.5%
Ardepro Co., Ltd.                                          9,600         3,157,523
Asahi Pretec Corp.                                       201,900         4,036,982
Capcom Co., Ltd.                                         216,400         3,899,672
Chiyoda Integre Co., Ltd.                                103,500         2,434,680
Comsys Holdings Corp.                                    266,000         2,945,375
Creed Corp                                                   650         2,244,392
Dainippon Screen Manufacturing Co., Ltd.                 472,900         4,247,081
Dainippon Sumitomo Pharma Co., Ltd.                      252,000         2,930,085
EXEDY Corp.                                              209,200         6,450,172
Fuji Machine Mfg. Co., Ltd.                              143,900         2,774,515
Gigas K's Denki Corp.                                    153,300         4,494,808
Goldcrest Co., Ltd.                                       58,740         3,030,023
Hisamitsu                                                137,400         4,351,827
Hitachi Construction Machinery Co., Ltd.                 192,600         5,177,854
Hitachi High-Technologies Corp.                          181,100         5,385,987
Izumi Co. Ltdronics, Inc.                                148,600         5,293,321
Japan Aviation Electronics Industry Ltd.                 283,000         4,010,930
Joint Corp.                                              183,500         7,060,657
Kansai Paint Co., Ltd.                                   488,000         3,862,018
Keihin Corp.                                             157,300         3,957,939
Kenedix, Inc.                                              1,347         6,076,947
Kenwood Corp.                                          2,060,000         3,668,991
Kyowa Exeo Corp.                                         476,000         4,862,774
Makita Corp.                                             119,500         3,664,412
Meiji Dairies Corp.                                      476,000         3,747,055
Mitsubishi Gas Chemical Co., Inc.                        472,400         4,941,090
Mori Seiki Co., Ltd                                      221,800         4,965,950
Nichirei Corp.                                           650,000         3,642,359
Nippon System Development Co., Ltd.                      153,000         4,858,775
Nissin Kogyo Co., Ltd.                                   301,200         7,743,191
NTN Corp. (a)                                            618,000         5,539,830
Pacific Management Corp.                                   2,590         5,679,157
Ricoh Leasing Co Ltd                                     105,800         2,746,551
Shin-Etsu Polymer Co., Ltd.                              315,400         4,411,837
Sumisho Lease Co Ltd (a)                                  99,000         5,514,324
Suruga Bank Ltd.                                         308,000         3,814,097
Taiyo Nippon Sanso Corp.                                 595,000         5,358,649
Takeuchi MFG. Co., Ltd.                                   81,400         3,795,430
Toho Pharmaceutical Co., LTD                             256,500         4,654,625
Tokyo Ohka Kogyo Co., Ltd.                               159,300         4,443,216
Toshiba Machine Co., Ltd.                                549,000         5,045,837
Tosoh Corp                                             1,027,000         4,538,368
Ulvac, Inc.                                              132,700         4,537,419
Urban Corp.                                              245,500         3,724,884
Yaskawa Electric Corp.                                   386,000         4,465,446
                                                                     -------------
                                                                       198,187,055
                                                                     -------------
LUXEMBOURG--0.3%
Oriflame Cosmetics SA SDR                                 92,200         3,795,125
                                                                     -------------

NETHERLANDS--4.0%
Aalberts Industries NV                                    84,320         7,287,546
DSM NV                                                   115,100         5,684,661
Endemol NV                                               167,100         3,814,450
Fugro NV                                                 161,700         7,723,746
SBM Offshore NV                                          169,260         5,817,970
Univar NV                                                105,100         5,885,556
USG People NV                                            167,500         7,317,848
Wolters Kluwer NV                                        165,200         4,749,815
                                                                     -------------
                                                                        48,281,592
                                                                     -------------
NORWAY--1.6%
Ementor ASA (a)                                          727,000         4,105,895
Tandberg Television ASA (a)                              404,500         5,075,233
TGS Nopec Geophysical Co. ASA (a)                        470,900         9,746,510
                                                                     -------------
                                                                        18,927,638
                                                                     -------------
PORTUGAL--0.3%
Banco BPI SA                                             412,350         3,215,606
                                                                     -------------

SINGAPORE--0.4%
STATS ChipPAC Ltd. (a)                                 5,758,100         4,394,636
                                                                     -------------

SOUTH KOREA--2.4%
Cheil Industries, Inc.                                    80,300         3,390,828
Daegu Bank                                               162,800         2,784,852
GS Engineering and Construction Corp.                     65,000         5,811,189
Humax Co., Ltd.                                          113,200         3,166,434
Hyundai Mipo Dockyard                                     53,200         6,810,974
Korea Zinc Co., Ltd.                                      31,200         3,313,007
LG Dacon Corp.                                           182,800         3,854,632
                                                                     -------------
                                                                        29,131,916
                                                                     -------------
SPAIN--3.0%
Abengoa SA                                               103,800         3,808,972
Banco Pastor SA                                          218,600         4,254,530
Banco Sabadell SA                                        174,760         7,819,504
Ebro Puleva                                              145,800         3,693,756
Enagas                                                   199,290         4,633,411
Fomento de Construcciones y Contratas SA                  64,100         6,529,572
Sol Melia SA                                             270,900         5,365,363
                                                                     -------------
                                                                        36,105,108
                                                                     -------------
SWEDEN--1.3%
Alfa Laval AB                                            102,900         4,641,089
Elekta AB                                                206,300         4,343,713
Modern Times Group MTG AB                                 92,300         6,062,619
                                                                     -------------
                                                                        15,047,421
                                                                     -------------
SWITZERLAND--6.4%
Actelion Ltd. (a)                                         45,000         9,896,603
Banque Cantonale Vaudoise (BCV)                            7,400         3,564,582
Barry Callebaut AG (a)                                    12,648         6,383,161
Galenica Holding AG                                       13,800         3,864,476
Geberit AG                                                 3,700         5,702,117
Georg Fischer AG (a)                                      10,600         6,867,471
Julius Baer Holding Ltd.                                  42,400         4,669,358
Kudelski SA                                              106,200         4,000,148
Rieter Holding AG                                         13,060         6,832,226
Sika AG (a)                                                6,200         9,615,953
Sulzer AG                                                  6,200         7,056,786
The Swatch Group AG                                       18,900         4,175,960
Valora Holding AG                                         14,700         4,038,097
                                                                     -------------
                                                                        76,666,938
                                                                     -------------
UKRAINE--0.6%
Michael Page International PLC                           880,200         7,792,627
                                                                     -------------

UNITED KINGDOM--18.5%
Admiral Group PLC                                        326,300         7,020,026
Aegis Group PLC                                        1,660,000         4,549,462
Amlin PLC                                                889,300         5,662,257
Barratt Developments PLC                                 255,320         6,172,708
Bodycote International                                   659,000         2,944,558
British Airways PLC (a)                                  892,900         9,220,389
Burren Energy PLC                                        341,500         5,916,406
Cattles PLC                                              694,100         5,968,398
Charter PLC (a)                                          430,310         7,623,492
Chemring Group PLC                                       179,900         5,564,321
Close Brothers Group PLC                                 355,460         7,073,300
Cookson Group PLC                                        527,700         6,487,400
Crest Nicholson                                          411,800         4,985,974
Croda International PLC                                  640,700         7,337,271
Daily Mail & G                                           341,200         4,789,080
Dairy Crest Group PLC                                    283,400         3,766,982
DS Smith PLC                                             969,000         3,717,952
Enterprise Inns PLC                                      310,900         8,234,599
Greene King Plc                                          385,423         8,578,711
IG Group Holdings PLC                                    734,800         4,178,681
Inchcape PLC                                             699,600         6,929,857
Informa PLC                                              577,600         6,750,337
International Power PLC                                1,325,100         9,902,655
Kelda Group PLC                                          184,100         3,337,250
Kier Group PLC                                           122,310         5,195,719
LogicaCMG PLC                                          1,171,900         4,267,047
Morgan Sindall PLC                                       249,200         6,478,434
N Brown Group PLC (a)                                    643,300         3,551,294
Next PLC                                                 164,700         5,803,501
Persimmon PLC                                            173,010         5,168,324
Petrofac Ltd.                                            888,700         7,006,719
Regus Group PLC (a)                                    1,715,900         4,182,012
Restaurant Group PLC                                     747,514         4,525,359
SIG PLC                                                  271,430         5,472,919
Speedy Hire PLC                                          187,630         4,426,019
Tate & Lyle PLC                                          332,100         4,996,164
The Carphone Warehouse PLC                               506,430         3,112,956
Tullow Oil PLC                                           910,870         7,096,814
Victrex PLC                                              259,690         4,084,746
                                                                     -------------
                                                                       222,080,093
                                                                     -------------
TOTAL EQUITIES
(Cost $851,340,334)                                                  1,148,698,166
                                                                     -------------

PREFERRED STOCKS--1.8%
Fresenius AG                                              42,000         9,022,767
Henkel KGAA-Vorzug                                        27,800         4,089,321
Hugo Boss AG                                              87,000         4,467,880
ProSieben Sat.1 Media AG                                 127,500         4,180,678
                                                                     -------------
TOTAL PREFERRED STOCKS (COST $15,028,596)                               21,760,646
                                                                     -------------

                                                                    RATE       MATURITY     PAR VALUE            VALUE ($)
                                                                    ----       ---------    ----------         -------------
SHORT-TERM INVESTMENTS -- 0.0%
U.S. GOVERNMENT--0.0%
Treasury Bill (c) (d) (cost $480,138)                               4.81%      3/15/2007      485,000                480,375
                                                                                                               -------------

                                                                                              SHARES             VALUE ($)
                                                                                            ----------         -------------
INVESTMENT OF CASH COLLATERAL--0.6%
BlackRock Cash Strategies L.L.C. (e) (Cost $6,888,123)              5.32%                    6,888,123             6,888,123
                                                                                                               -------------
                                                                                                               1,177,827,310
TOTAL UNAFFILIATED INVESTMENTS (COST $873,737,191)                                                             -------------

AFFILIATED INVESTMENTS -- 2.2%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (f)      5.35%                   26,628,543           26,628,543
                                                                                                               -------------
(Cost $26,628,543)

TOTAL INVESTMENTS--100.2% (COST 900,365,734)                                                                   1,204,455,853
                                                                                                               -------------
OTHER ASSETS, LESS LIABILITES-(0.2%)                                                                              (1,711,389)
                                                                                                               -------------
NET ASSETS--100%                                                                                               1,202,744,464
                                                                                                               =============

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   Non-income producing security.

(b)   Security, or a portion of thereof, was on loan at December 31, 2006.

(c) Denotes all or part of security segregated as collateral for futures transactions.

(d)   Rate noted is yield to maturity.

(e)   Stated rate is the seven day yield for the fund at December 31, 2006.

(f)   Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $900,365,734. Net unrealized appreciation aggregated $304,090,119 of which $313,005,136 related to appreciated investment securities and $8,915,017 related to depreciated investment securities.

At December 31, 2006 the Portfolio held the following forward foreign currency exchange contracts:

CONTRACTS TO RECEIVE  LOCAL PRINCIPAL AMOUNT  CONTRACT VALUE DATE  VALUE AT DECEMBER 31, 2006  AMOUNT TO DELIVER  UNREALIZED GAIN
--------------------  ----------------------  -------------------  --------------------------  -----------------  ---------------
Swedish Krona                6,400,000            12/15/2006       $                  935,112  $         926,305  $         8,807
                                                                   ==========================  =================  ===============


CONTRACTS TO DELIVER  LOCAL PRINCIPAL AMOUNT  CONTRACT VALUE DATE  VALUE AT DECEMBER 31, 2006  AMOUNT TO RECEIVE  UNREALIZED (LOSS)
--------------------  ----------------------  -------------------  --------------------------  -----------------  -----------------
Swiss Franc                   207,721             12/29/2006       $                  170,459   $         169,540  $           (918)
Swedish Krona              17,470,000             12/29/2006                        2,549,993           2,537,511           (12,482)
                                                                   --------------------------   -----------------  ----------------
                                                                   $                2,720,452   $       2,707,051  $        (13,400)
                                                                   ==========================   =================  ================

At December 31, 2006 the Portfolio held the following futures contracts:

CONTRACT                       POSITION  EXPIRATION DATE  UNDERLYING FACE AMOUNT AT VALUE  UNREALIZED(LOSS)
-----------------------------  --------  ---------------  -------------------------------  ---------------
MSCI Pan-Euro (220 Contracts)   Long       3/16/2007      $                     6,395,363  $        (13,729)
Topix Futures (15 Contracts)    Long       3/8/2007                             2,125,568              (126)
                                                                                           ----------------
                                                                                           $        (13,855)
                                                                                           ================

MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
The Boston Company Large Cap Core Portfolio
December 31, 2006 (Unaudited)

Security                                          Shares      Value ($)
-------------------------------                  -------     -----------
UNAFFILIATED INVESTMENT - 98.1%
Equities--97.9%
Consumer Discretionary--8.9%
Coach, Inc. (a)                                   14,480         622,061
Fortune Brands Inc                                 8,990         767,656
Hilton Hotels Corp.                               40,360       1,408,564
J.C. Penny Company, Inc.                          10,400         804,544
McDonalds Corp.                                   38,578       1,710,163
Omnicom Group                                     18,690       1,953,853
Target Corp.                                      21,300       1,215,165
TJX Cos, Inc.                                     33,390         950,947
Walt Disney Co.                                   46,180       1,582,589
                                                             -----------
                                                              11,015,542
                                                             -----------
Consumer Staples--9.9%
Altria Group, Inc.                                47,310       4,060,144
Cadbury Schweppes PLC - ADR                       42,370       1,818,944
Dean Foods Corp.(a)                               13,120         554,714
Pepsico, Inc.                                     30,570       1,912,154
Supervalu, Inc.                                   35,740       1,277,705
The Kroger Co.                                    61,670       1,422,727
Wal-Mart Stores, Inc.                             27,170       1,254,711
                                                             -----------
                                                              12,301,099
                                                             -----------
Energy--10.7%
Chesapeake Energy Corp.                           36,870       1,071,074
Chevron Corp.                                     13,142         966,331
ConocoPhillips                                    51,030       3,671,609
ENSCO International, Inc.                         25,180       1,260,511
Exxon Mobil Corp.                                 17,184       1,316,810
Hess Corp.                                        14,450         716,287
Marathon Oil Corp.                                11,290       1,044,325
Nabors Industries Ltd. (a)                        30,650         912,757
National-Oilwell Varco, Inc. (a)                  19,410       1,187,504
XTO Energy, Inc.                                  24,940       1,173,427
                                                             -----------
                                                              13,320,635
                                                             -----------
Financial--20.7%
Allstate Corp.                                    21,070       1,371,868
Ambac Financial Group Inc                         13,650       1,215,806
American International Group                      15,539       1,113,525
Bank of America Corp.                             63,020       3,364,638
Chicago Mercantile Exchange                        1,165         593,859
Chubb Corp.                                       21,470       1,135,978
CIT Group, Inc.                                   22,380       1,248,133
Citigroup, Inc.                                   40,586       2,260,640
E*TRADE Financial Corp. (a)                       33,570         752,639
Hartford Financial Services Group Inc.            12,340       1,151,445
JPMorgan Chase & Co.                              54,460       2,630,418
Lehman Brothers Holdings, Inc.                    13,670       1,067,900
Merrill Lynch & Co., Inc.                         20,190       1,879,689
Metlife Inc                                       17,560       1,036,216
Morgan Stanley                                    29,840       2,429,871
PNC Financial Services Group, Inc.                 7,970         590,099
The Bank of New York Company, Inc.                17,000         669,290
U.S. Bancorp                                      35,290       1,277,145
                                                             -----------
                                                              25,789,159
                                                             -----------
Health Care--13.3%
Amerisourcebergen Corp.                           23,460       1,054,762
Amgen, Inc. (a)                                   28,450       1,943,420
Baxter International, Inc.                        39,400       1,827,766
Becton Dickinson & Co.                             9,010         632,052
Cigna Corp.                                        7,380         970,987
Pfizer, Inc.                                      74,360       1,925,924
Sanofi-Aventis ADR                                25,640       1,183,799
Schering-Plough Corp.                             80,850       1,911,294
Thermo Fisher Scientific Inc. (a)                 47,600       2,155,804
Wellpoint, Inc. (a)                               18,690       1,470,716
Wyeth                                             29,310       1,492,465
                                                             -----------
                                                              16,568,989
                                                             -----------
Industrials--10.3%
Eaton Corp.                                       16,870       1,267,612
Emerson Electric Co.                              27,630       1,217,654
General Electric Corp.                            95,660       3,559,509
Goodrich Corp.                                    16,850         767,518
L-3 Communications Holdings Inc.                  16,360       1,337,921
Textron, Inc.                                     19,840       1,860,397
Tyco International Ltd.                           61,490       1,869,296
US Airways Group, Inc.(a)                         16,402         883,248
                                                             -----------
                                                              12,763,155
                                                             -----------
Information Technology--17.1%
Accenture Ltd., Class A                           23,700         875,241
Amphenol Corp.                                    10,070         625,146
Apple Computer, Inc. (a)                          15,580       1,321,807
Broadcom Corp.(a)                                 18,710         604,520
Cisco Systems, Inc. (a)                          100,400       2,743,932
Cognizant Technology Solutions Corp. (a)           8,590         662,804
Google, Inc. (a)                                   4,510       2,076,765
Hewlett-Packard Co                                51,000       2,100,690
International Business Machines Corp.             25,910       2,517,157
Microsoft Corp.                                   98,480       2,940,613
Motorola , Inc.                                   48,570         998,599
National Semiconductor Corp.                      47,610       1,080,747
Oracle Corp.(a)                                   93,080       1,595,391
Texas Instruments, Inc.                           41,360       1,191,168
                                                             -----------
                                                              21,334,580
                                                             -----------
Materials--2.1%
Phelps Dodge Corp.                                13,520       1,618,614
Rohm & Haas Co.                                   18,260         933,451
                                                             -----------
                                                               2,552,065
                                                             -----------
Telecommunication Services--1.5%
AT&T, Inc.                                        51,440       1,838,980
                                                             -----------

Utilities--3.4%
Constellation Energy Group, Inc.                   6,140         422,862
P G & E Corp.                                     33,110       1,567,096
Sempra Energy                                     40,450       2,263,979
                                                             -----------
                                                               4,253,937
                                                             -----------
Total Equities (cost $110,151,052)                           121,738,141
                                                             -----------

                                                          Rate    Maturity     Par Value        VALUE ($)
                                                          ----    ---------    ---------       -----------
SHORT-TERM INVESTMENTS--0.2%
U.S. Government--0.2%
   U.S. Treasury Bill (b)(c) (Cost $296,994)              4.81%   3/15/2007      300,000           297,139
                                                                                               -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $110,448,046 )

AFFILIATED INVESTMENTS--1.4%
Dreyfus Institutional Preferred
   Plus Money Market Fund (d) (e) (Cost $ 1,709,128)      5.35%                1,709,128         1,709,128
                                                                                               -----------
TOTAL INVESTMENTS-- 99.5% (Cost $112,157,174)                                                  123,744,408
                                                                                               -----------
Other Assets, Less Liabilities-- 0.5%                                                              588,635
                                                                                               -----------
Net Assets--100%                                                                               124,333,043
                                                                                               ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depository Receipts

(a)   Non-income producing security.

(b) Denotes all or part of security segregated as collateral for futures transactions.

(c)   Rate noted is yield to maturity.

(d)   Stated rate is the seven day yield for the fund at December 31, 2006.

(e)   Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $112,157,174. Net unrealized appreciation aggregated $11,587,234 of which $12,291,245 related to appreciated investment securities and $704,011 related to depreciated investment securities.

At December 31, 2006 the Portfolio held the following futures contracts:

                                                 Underlying
                               Expiration        Face Amount
Contract          Position        Date            at value        Unrealized Gain
---------         --------     ----------        -----------      ---------------
S & P 500           Long        3/30/2007        $ 1,783,563      $         1,920
                                                                  ===============

MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
The Boston Company Small Cap Growth Portfolio
December 31, 2006 (Unaudited)

SECURITY                                           SHARES       VALUE ($)
------------------------------------------         -------     ----------
UNAFFILIATED INVESTMENTS -- 114.8%
EQUITIES--96.0%
CONSUMER DISCRETIONARY--11.5%
Aeropostale, Inc. (a)                                8,700        268,569
Bebe Stores, Inc. (b)                               19,010        376,208
Bright Horizons Family Solutions, Inc. (a)          13,610        526,163
Build A Bear Workshop Inc. (a,b)                     1,640         45,953
Cache, Inc. (a)                                     15,780        398,287
California Pizza Kitchen, Inc. (a)                   7,290        242,830
Jackson Hewitt Tax Service, Inc. (b)                15,600        529,932
Lin TV Corp. (a)                                    22,920        228,054
Lions Gate Entertainment Corp. (a,b)                59,110        634,250
Penn National Gaming, Inc. (a,b)                     8,590        357,516
Ruth's Chris Steak House, Inc. (a)                  27,700        506,356
Steiner Leisure Ltd. - ADR (a)                      13,100        596,050
Texas Roadhouse, Inc., Class A (a)                  26,080        345,821
Tractor Supply Co. (a,b)                             4,700        210,137
                                                               ----------
                                                                5,266,126
                                                               ----------
CONSUMER STAPLES--7.7%
Green Mountain Coffee Roasters (a,b)                 1,590         78,276
Hansen Natural Corp. (a,b)                          11,410        384,289
Herbalife Ltd. (a)                                   6,100        244,976
Inter Parfums, Inc.                                 24,820        476,296
National Beverage Corp.                             20,440        286,773
Performance Food Group Co. (a)                      12,590        347,988
Physicians Formula Holdings, Inc. (a)               24,610        459,961
Prestige Brands Holdings Inc. (a)                   18,960        246,859
Rite Aid Corp. (a,b)                                78,400        426,496
Ruddick Corp.                                        5,490        152,348
United Natural Foods, Inc. (a)                      11,770        422,778
                                                               ----------
                                                                3,527,040
                                                               ----------
ENERGY--6.8%
Arena Resources, Inc. (a,b)                          7,870        336,128
Dril-Quip, Inc. (a)                                  8,480        332,077
Geomet, Inc. (a,b)                                  24,130        250,952
GMX Resources, Inc. (a,b)                            6,060        215,130
Hanover Compressor Co. (a)                          12,400        234,236
Oil States International, Inc. (a)                  12,120        390,628
Penn Virginia Corp.                                  6,610        462,964
Superior Well Services, Inc. (a)                    14,200        362,952
W-H Energy Services, Inc. (a)                       11,280        549,223
                                                               ----------
                                                                3,134,290
                                                               ----------
FINANCIAL--10.6%
Arch Capital Group Ltd. - ADR (a)                    3,800        256,918
Argonaut Group, Inc. (a)                            11,000        383,460
Capital Source, Inc. (b)                            13,250        361,858
Capitol Bancorp Ltd.                                 8,290        382,998
Dollar Financial Corp. (a)                          12,500        348,250
Financial Institutions, Inc.                         5,650        130,233
First Cash Financial Services, Inc. (a)             17,350        448,845
First Mercury Financial Corp. (a)                   14,590        343,157
First Midwest Bancorp, Inc.                          6,320        244,458
First State Bancorporation                           9,860        244,035
Montpelier Re Holdings Ltd.                         17,560        326,792
Nara Bancorp, Inc.                                   7,340        153,553
Piper Jaffray Companies, Inc. (a)                    5,740        373,961
Portfolio Recovery Associates, Inc. (a,b)           11,070        516,858
Umpqua Holdings Corp.                               12,590        370,524
                                                               ----------
                                                                4,885,900
                                                               ----------
HEALTH CARE--18.6%
Alnylam Pharmaceuticals Inc. (a)                    14,230        304,522
Applera Corp.-Celera Genomics Group (a)             14,140        197,819
Array BioPharma, Inc. (a)                           13,080        168,994
Arrow International, Inc.                            7,020        248,368
ArthroCare Corp. (a)                                 6,220        248,302
Centene Corp. (a)                                   20,050        492,629
Community Health Systems, Inc. (a)                   7,900        288,508
Covance, Inc. (a)                                    3,670        216,200
Cytyc Corp. (a)                                     13,100        370,730
Enzon Pharmaceuticals, Inc. (a,b)                   27,840        236,918
Exelixis, Inc. (a)                                  21,990        197,910
Integra LifeSciences Holdings (a)                   12,430        529,394
InterMune, Inc. (a,b)                               17,500        538,125
Matria Healthcare, Inc. (a)                          9,100        261,443
Medarex, Inc. (a)                                   18,390        271,988
Natus Medical, Inc. (a,b)                           29,510        490,161
Pediatrix Medical Group, Inc. (a)                    5,150        251,835
PerkinElmer, Inc.                                   11,990        266,538
Respironics, Inc. (a)                               13,900        524,725
Rigel Pharmaceuticals, Inc. (a)                     18,830        223,512
Santarus, Inc. (a)                                  31,890        249,699
Thermo Fisher Scientific, Inc. (a)                   7,600        344,204
Thoratec Corp. (a,b)                                17,780        312,572
Triad Hospitals (a)                                  4,850        202,876
United Surgical Partners
                International, Inc. (a)              9,320        264,222
VCA Antech, Inc. (a)                                11,290        363,425
Vertex Pharmaceuticals, Inc. (a,b)                   3,150        117,873
Viasys Healthcare, Inc. (a)                         13,270        369,171
                                                               ----------
                                                                8,552,663
                                                               ----------
INDUSTRIALS--14.1%
Alaska Air Group, Inc. (a)                          12,590        497,305
Bucyrus International, Inc., Class A (b)             8,660        448,242
Central Parking Corp. (b)                           20,390        367,020
Copart, Inc. (a)                                    16,460        493,800
Global Cash Access, Inc. (a)                        26,890        436,425
Hub Group, Inc., Class A Shares (a)                 12,620        347,681
Interline Brands, Inc. (a)                           8,410        188,973
MSC Industrial Direct Co., Inc.                     12,760        499,554
Pacer International, Inc.                           13,020        387,605
Quanta Services Inc (a)                             29,560        581,445
Stericycle, Inc. (a)                                 3,500        264,250
Team, Inc. (a)                                       8,990        313,122
UAP Holding Corp.                                   18,380        462,808
UTI Worldwide, Inc.                                 13,470        402,753
Washington Group International, Inc. (a,b)          13,090        782,651
                                                               ----------
                                                                6,473,634
                                                               ----------
INFORMATION TECHNOLOGY--21.5%
24/7 Real Media, Inc. (a,b)                         89,160        806,898
AMIS Holdings, Inc. (a,b)                           22,770        240,679
Arris Group, Inc. (a)                               24,710        309,122
Art Technology Group, Inc. (a)                     128,580        299,591
BEA Systems, Inc. (a,b)                             15,390        193,606
Brocade Communications Systems,
                Inc. (a)                            36,790        302,046
Cymer, Inc. (a)                                      5,530        243,044
DealerTrack Holdings, Inc. (a)                      12,360        363,631
Epicor Software Corp. (a)                           18,800        253,988
Formfactor, Inc. (a,b)                               8,430        314,018
Informatica Corp. (a)                               18,310        223,565
MasTec, Inc. (a)                                    32,320        372,973
Micrel Inc. (a)                                     18,150        195,657
MoSys, Inc. (a)                                     22,670        209,698
Net Gear Inc. (a,b)                                 16,910        443,888
Polycom, Inc. (a)                                   16,000        494,560
Rackable Systems, Inc. (a,b)                        12,310        381,241
Rudolph Technologies, Inc. (a)                      19,650        312,828
Silicon Image, Inc. (a)                             16,810        213,823
Sirenza Microdevices, Inc. (a)                      24,570        193,120
Smart Modular Technologies, Inc. (a)                55,040        740,838
Standard Microsytems Corp. (a)                       8,090        226,358
Supertex, Inc. (a)                                  11,670        458,048
Tektronix, Inc.                                      7,920        231,026
Tessera Technologies, Inc. (a)                      10,080        406,627
The Ultimate Software Group, Inc. (a)               10,920        253,999
ValueClick, Inc. (a)                                20,620        487,251
Verisign, Inc. (a)                                  12,500        300,625
Wright Express Corp. (a)                            12,260        382,143
                                                               ----------
                                                                9,854,891
                                                               ----------
MATERIALS--3.0%
American Vanguard Corp. (b)                         16,520        262,667
Cleveland-Cliffs, Inc.                               4,200        203,447
Hecla Mining Co. (a,b)                              62,100        475,685
Kinross Gold Corp. (a,b)                            14,800        175,823
Schnitzer Steel Industries, Inc.                     7,020        278,693
                                                               ----------
                                                                1,396,315
                                                               ----------
TELECOMMUNICATION SERVICES--1.1%
NeuStar, Inc. (a)                                   15,000        486,600
                                                               ----------

UTILITIES--1.1%
Ormat Technologies, Inc.                            13,360        491,914
                                                               ----------

TOTAL EQUITIES
                (cost $39,363,460)                             44,069,373
                                                               ----------

                                                    Rate     MATURITY       PAR VALUE       VALUE ($)
                                                    ----     ---------      ---------      ----------
SHORT - TERM INVESTMENTS--0.3%
U.S. GOVERNMENT--0.3%
U.S. Treasury Bill (c,d)
  (cost $118,798)                                   4.81%    3/15/2007        120,000         118,856
                                                                                           ----------

                                                                             SHARES         VALUE ($)
                                                                            ---------      ----------
INVESTMENT OF CASH COLLATERAL -- 18.5%
BlackRock Cash Strategies L.L.C. (e)
  (cost $8,498,337)                                 5.32%                   8,498,337       8,498,337
                                                                                           ----------
TOTAL UNAFFILIATED INVESTMENTS (COST $47,980,595)                                          52,686,566
                                                                                           ----------
AFFILIATED INVESTMENTS -- 3.6%
Dreyfus Institutional Preferred
Plus Money Market Fund (e,f) (Cost $1,668,843)      5.35%                   1,668,843       1,668,843

TOTAL INVESTMENTS --118.4% (COST $49,649,438)                                              54,355,409
                                                                                           ----------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.4%)                                           (8,444,897)
                                                                                           ----------
NET ASSETS -- 100%                                                                         45,910,512
                                                                                           ==========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depository Receipts

a     Non-income producing security

b     Security, or a portion of thereof, was on loan at December 31, 2006.

c Denotes all or part of security segregated as collateral for futures transactions.

d     Rate noted is yield to maturity.

e     Stated rate is the seven day yield for the fund at December 31, 2006.

f     Affiliated institutional money market fund.

NOTES: Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

            At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $49,649,438. Net unrealized appreciation aggregated $4,705,971 of which $5,026,044 related to appreciated investment securities and $320,073 related to depreciated investment securities.

At December 31,2006 the Fund held the following futures contracts:

CONTRACT                         POSITION    EXPIRATION DATE    UNDERLYING FACE AMOUNT AT VALUE  UNREALIZED LOSS
-------------------------------  --------    ---------------    -------------------------------  ---------------
Russell 2000 Index (1 Contract)   Long          3/15/07                    $401,625                  ($4,179)
                                                                                                     ========

MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
The Boston Company Small Cap Value Portfolio
December 31, 2006 (Unaudited)

SECURITY                                        Shares        VALUE ($)
--------------------------------------------   ---------     -----------

UNAFFILIATED INVESTMENTS - 111.2%
EQUITIES--95.4%
Consumer Discretionary--11.9%
Aeropostale, Inc. (a)                            123,700       3,818,619
Big 5 Sporting Goods Corp.                       278,994       6,813,033
CEC Entertainment, Inc. (a)                       79,300       3,191,825
Charming Shoppes, Inc. (a) (b)                   391,600       5,298,348
Courier Corp.                                     85,180       3,319,465
Cox Radio, Inc., Class A Shares (a) (b)          341,200       5,561,560
Entercom Communications Corp. (b)                181,600       5,117,488
Finish Line                                      183,700       2,623,236
Gentex Corporation (b)                           338,500       5,267,060
Hot Topic, Inc. (a) (b)                          251,000       3,348,340
Jos A Bank Clothiers, Inc. (a) (b)               182,300       5,350,505
Kenneth Cole Productions, Class A
                          Shares                 144,400       3,464,156
Keystone Automotive Industries, Inc. (a) (b)     123,700       4,204,563
Lin TV Corp. (a) (b)                             245,360       2,441,332
Meredith Corp.                                    65,000       3,662,750
Morton's Restaurant Group, Inc. (a)              138,575       2,307,274
New York & Company, Inc. (a)                     281,300       3,679,404
Red Lion Hotels Corp. (a)                        101,350       1,291,199
Regis Corp. (b)                                  224,950       8,894,523
Ryland Group, Inc. (b)                            45,900       2,507,058
Tenneco, Inc. (a)                                145,400       3,594,288
Zale Corp. (a) (b)                               117,820       3,323,702
                                                             -----------
                                                              89,079,728
                                                             -----------
Consumer Staples--6.5%
BJ'S Wholesale Club, Inc. (a) (b)                247,800       7,709,058
Casey's General Stores, Inc.                     310,300       7,307,565
J & J Snack Food Corp.                            44,900       1,858,860
Lance, Inc.                                      168,300       3,379,464
Longs Drug Stores Corp.                          238,700      10,116,106
Ralcorp Holdings, Inc. (b)                       247,200      12,580,008
Sanderson Farms, Inc.                            187,000       5,664,230
                                                             -----------
                                                              48,615,291
                                                             -----------
Energy--5.4%
CARBO Ceramics, Inc. (b)                         159,100       5,945,567
Dril-Quip, Inc. (a)                               71,980       2,818,737
Foundation Coal Holdings, Inc.                   122,000       3,874,720
Hydril Co. (a) (b)                                62,900       4,729,451
Oil States International, Inc. (a) (b)           169,500       5,462,985
Superior Well Services, Inc. (a)                  64,320       1,644,019
Tetra Technologies (a)                           149,550       3,825,489
Unit Corp. (a)                                    62,100       3,008,745
Universal Compression Holdings, Inc. (a)         146,500       9,099,115
                                                             -----------
                                                              40,408,828
                                                             -----------
FINANCIALS--22.3%
Alabama National Bancorp/Del (b)                  55,800       3,835,134
American Financial Realty Trust (b) REIT         636,900       7,286,136

Annaly Capital Management, Inc.                  506,300       7,042,633
Anthracite Capital, Inc.                         240,500       3,061,565
Aspen Insurance Holdings Ltd. (b)                221,000       5,825,560
Assured Guaranty Ltd.                            214,100       5,695,060
BankAtlantic Bancorp, Inc.                       614,200       8,482,102
Capital Trust, Inc., Class A REIT (b)             58,600       2,926,484
CBRE Realty Finance, Inc. (b)                    134,520       2,113,309
Citizens Banking Corp. (b)                       158,200       4,192,300
Cowen Group, Inc. (a) (b)                         98,900       2,091,735
Crystal River Capital, Inc. (b)                   86,900       2,218,557
Education Realty Trust, Inc. REIT (b)            335,246       4,951,583
Financial Federal Corp. (b)                      223,050       6,559,901
First Potomac Realty Trust REIT (b)              131,300       3,822,143
First Republic Bank                              142,700       5,576,716
Firstmerit Corp. (b)                             211,400       5,103,196
Flushing Financial Corp. (b)                     146,400       2,499,048
Horace Mann Educators Corp.                      177,400       3,583,480
Innkeepers USA Trust REIT                        273,600       4,240,800
Jones Lang Lasalle (b)                            57,650       5,313,601
Lasalle Hotel Properties                         106,900       4,901,365
Lexington Realty Trust (b)                       204,000       4,575,720
Mission West Properties REIT                     224,100       2,935,710
Pacific Capital Bancorp (b)                      109,600       3,680,368
Piper Jaffray Companies, Inc. (a)                125,550       8,179,583
Provident Bankshares Corp.                        88,300       3,143,480
Provident Financial Services, Inc.               121,500       2,202,795
Redwood Trust, Inc. REIT (b)                     113,500       6,592,080
Security Capital Assurance Ltd.                  139,020       3,868,927
South Financial Group, Inc.                      178,300       4,740,997
Sterling Bancshares, Inc.                        300,600       3,913,812
Sterling Financial Corp.                         105,900       3,580,479
Stewart Information Services Corp.                73,417       3,183,361
Strategic Hotels and Resorts, Inc.               171,700       3,741,343
Texas Capital Bancshares, Inc. (a)               187,500       3,727,500
Triad Guaranty, Inc. (a) (b)                     139,400       7,648,878
                                                             -----------
                                                             167,037,441
                                                             -----------
Health Care--8.0%
Air Methods Corp. (a)                             76,489       2,135,573
Amedisys, Inc. (a) (b)                           169,632       5,575,804
Computer Programs & Systems, Inc.                 84,100       2,858,559
K-V Pharmaceutical Co., Class A (a) (b)          131,864       3,135,726
Lifepoint Hospitals, Inc. (a)                    133,600       4,502,320
Magellan Health Services, Inc. (a)               137,600       5,947,072
Medical Action Industries, Inc. (a)               96,900       3,124,056
Option Care, Inc. (b)                            582,700       8,303,475
Pediatrix Medical Group, Inc. (a)                137,650       6,731,085
Phase Forward, Inc. (a) (b)                      303,000       4,538,940
Providence Service Corp. (a) (b)                 195,100       4,902,863
RehabCare Group, Inc. (a)                        187,100       2,778,435
Res-Care, Inc. (a)                               298,324       5,414,581
                                                             -----------
                                                              59,948,489
                                                             -----------
Industrials--17.5%
Adesa, Inc.                                      213,200       5,916,300
AGCO Corp. (a)                                   257,500       7,967,050
Bowne & Co., Inc.                                290,900       4,636,946
Casella Waste Systems, Inc. (a)                  227,300       2,779,879
Central Parking Corp. (b)                        273,200       4,917,600
Clean Harbors, Inc. (a) (b)                      168,800       8,171,608
Comfort Systems USA, Inc.                        115,500       1,459,920
Corrections Corp. of America (a)                  93,600       4,233,528
Electro Rent Corporation                          92,500       1,544,750
Esterline Technologies Corp. (a)                 265,700      10,689,111
II-VI, Inc. (a)                                  150,400       4,202,176
Infrasource Services, Inc. (a) (b)               227,300       4,948,321
Insituform Technologies, Inc. (a) (b)            155,921       4,032,117
Laidlaw International, Inc.                      178,400       5,428,712
LECG Corp. (a)                                   332,900       6,151,992
McGrath Rentcorp.                                170,100       5,210,163
Pike Electric Corp. (a)                          238,800       3,899,604
School Specialty, Inc. (a) (b)                   237,700       8,911,373
Shaw Group, Inc. (a) (b)                         341,200      11,430,200
The Brink's Co.                                   74,750       4,778,020
Toro Co.                                         149,200       6,957,196
United Rentals, Inc. (a) (b)                     136,650       3,475,010
United Stationers, Inc.                           84,100       3,926,629
Waste Connections, Inc. (a) (b)                  123,250       5,121,038
                                                             -----------
                                                             -----------
                                                             130,789,243
                                                             -----------
Information Technology--16.4%
Actel Corp. (a)                                  206,900       3,757,304
Avid Technology, Inc. (a) (b)                    126,500       4,713,390
Brocade Communications Systems, Inc. (a)         411,100       3,375,131
Cirrus Logic, Inc. (a)                           368,900       2,538,032
Comtech Telecommunications Corp. (a) (b)         189,300       7,206,651
CSG Systems International , Inc. (a) (b)         270,226       7,223,141
DSP Group, Inc. (a)                              101,800       2,209,060
Electronics for Imaging, Inc. (a)                204,300       5,430,294
Emulex Corp. (a)                                 311,400       6,075,414
Epicor Software Corp. (a)                        334,700       4,521,797
EPIQ Systems, Inc. (a) (b)                       174,100       2,954,477
FEI Co. (a) (b)                                  239,650       6,319,571
Foundry Networks, Inc. (a) (b)                   453,600       6,794,928
Hutchinson Technology, Inc. (a) (b)              135,500       3,193,735
Lionbridge Technologies, Inc. (a)                336,917       2,169,745
Micrel, Inc. (a)                                 270,200       2,912,756
MKS Instruments, Inc. (a)                        127,427       2,877,302
MTS Systems Corp.                                 82,900       3,201,598
Net Gear, Inc. (a) (b)                           224,500       5,893,125
NIC, Inc. (a)                                    555,600       2,761,332
Palm, Inc. (a) (b)                               227,300       3,202,657
Perot Systems Corp., Class A (a)                 431,900       7,078,841
Powerwave Technologies, Inc. (a)                 322,412       2,079,557
Rudolph Technologies, Inc. (a) (b)               229,600       3,655,232
SI International, Inc. (a)                       170,400       5,524,368
Sybase, Inc. (a)                                 140,100       3,460,470
Symmetricom, Inc. (a)                            355,600       3,171,952
Tekelec (a) (b)                                  245,500       3,640,765
WebEx Communications, Inc. (a) (b)               153,300       5,348,637
                                                             -----------
                                                             123,291,262
                                                             -----------
Materials--5.1%
AMCOL International Corp. (b)                    120,600       3,345,444
Compass Minerals International, Inc. (b)         127,500       4,023,900
Glatfelter                                       242,400       3,757,200
Louisiana-Pacific Corp.                          136,500       2,938,845
Metal Management, Inc.                           188,500       7,134,725
Neenah Paper, Inc.                               127,200       4,492,704
RTI International Metals, Inc. (a) (b)           115,750       9,053,965
Wausau Paper Corp.                               233,900       3,506,161
                                                             -----------
                                                              38,252,944
                                                             -----------
TELECOMMUNICATION SERVICES--0.7%
Cincinnati Bell, Inc. (a)                      1,117,500       5,106,975
                                                             -----------

Utilities--1.6%
El Paso Electric Co. (a) (b)                     209,300       5,100,641
PNM Resources, Inc.                              233,000       7,246,297
                                                             -----------
                                                              12,346,938
                                                             -----------
TOTAL EQUITIES (Cost $636,487,194)                           714,877,139
                                                             -----------

                                                       RATE    MATURITY    PAR VALUE         VALUE ($)
                                                       ----    --------    ---------       -------------
SHORT TERM INVESTMENTS--0.1%
U.S. GOVERNMENT--0.1%
U.S. Treasury Bill (c ) (d) (Cost $1,064,238)          4.81%   3/15/2007   1,075,000          1,064,749
                                                                                           -------------

                                                                                           SHARES         VALUE ($)
                                                                                         -----------    ------------
INVESTMENT OF CASH COLLATERAL - 15.7%
BlackRock Cash Strategies L.L.C. (e)                   5.32%                             117,609,184     117,609,184
                                                                                                        ------------
                          (cost $117,609,184)

TOTAL UNAFFILIATED INVESTMENTS (Cost $755,160,616)                                                       833,551,072
                                                                                                        ------------

AFFILIATED INVESTMENTS--4.8%
Dreyfus Institutional Preferred
                          Plus Money Market Fund
                           (e) (f) (Cost $ 36,233,625) 5.35%              36,233,625                      36,233,625
                                                                                                        ------------
TOTAL INVESTMENTS--116.0% (COST $791,394,241)                                                            869,784,697
                                                                                                        ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.0%)                                                         (120,283,059)
                                                                                                        ------------
NET ASSETS--100%                                                                                         749,501,638
                                                                                                        ============

NOTES TO SCHEDULE OF INVESTMENTS:

REIT- Real Estate Investment Trust

(a)   Non-income producing security.

(b)   Security, or a portion of thereof, was on loan at December 31, 2006.

(c)   Rate noted is yield to maturity.

(d)   Denotes all or part of security pledged as collateral.

(e)   Stated rate is the seven day yield for the fund at December 31, 2006.

(f)   Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $791,394,241. Net unrealized appreciation aggregated $78,390,456 of which $84,043,449 related to appreciated investment securities and $5,652,993 related to depreciated investment securities.

At December 31, 2006 the Portfolio held the following futures contracts:

                                                     EXPIRATION      UNDERLYING FACE
CONTRACT                              POSITION         DATE          AMOUNT AT VALUE     UNREALIZED LOSS
---------------------------------     --------       ----------      ---------------     ---------------
Russell 2000 Index (72 Contracts)      Long          3/15/2007       $    28,833,500     $      (217,356)
                                                                                         ===============

ITEM 2 -- CONTROLS AND PROCEDURES.

      (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

      (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

      Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                MELLON INSTITUTIONAL FUNDS
                                                MASTER PORTFOLIO

                                                By: /s/ STEVEN M. ANDERSON
                                                    -----------------------
                                                    Steven M. Anderson
                                                    Treasurer

                                                Date: March 1, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                By: /s/ STEVEN M. ANDERSON
                                                    -----------------------
                                                    Steven M. Anderson
                                                    Treasurer

                                                Date: March 1, 2007

                                                By: /s/ PATRICK J. SHEPPARD
                                                    -----------------------
                                                    Patrick J. Sheppard
                                                    President

                                                Date: March 1, 2007